Aetna Inc.
                                                        151 Farmington Avenue
                                                        Hartford, CT  06156-8975



                                                        Gina M. Butch
                                                        Paralegal
                                                        AFS Law, TS31
September 1, 2000                                       (860) 273-0701
                                                        Fax:  (860) 273-3004

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC  20549

Attention:  Filing Desk

Re: Aetna Life Insurance and Annuity Company and its Variable Annuity Account C Prospectus Title: Opportunity Plus - Group Variable Multiple Option Annuity
     File Nos.: 33-75962 and 811-2513
     Rule 497(j) Filing

Pursuant to Rule 497(j) under the Securities Act of 1933 (the "33 Act"), this is to certify that the Prospectus Supplement contained in Post-Effective Amendment No. 23 to the Registration Statement on Form N-4 for Variable Annuity Account C of Aetna Life Insurance and Annuity Company (the "Registrant") that would have been filed pursuant to Rule 497(c) under the 33 Act would not have differed from that contained in Amendment No. 23 which was declared effective on September 1, 2000. The text of Amendment No. 23 was filed electronically with the Securities and Exchange Commission on August 18, 2000.

If you have any questions regarding this submission, please call the undersigned at 860-273-0701.

Very truly yours,

/s/ Gina M. Butch

Gina M. Butch